Small Company Value Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Value
Communication Services - 0.7%
AMC Entertainment Holdings, Inc. (a)(b)	9,340	$9,153
Bumble, Inc. - Class A (a)	4,770	15,550
CuriosityStream, Inc.	8,220	24,331
Emerald Holding, Inc.	1,150	5,186
Ibotta, Inc. - Class A (a)	340	10,190
National CineMedia, Inc.	4,630	14,122
Sphere Entertainment Co. (a)	270	31,698
Stagwell, Inc. (a)	3,920	24,657
WPP PLC - ADR (b)	1,600	24,880
		159,767

Consumer Discretionary - 11.4%
Abercrombie & Fitch Co. - Class A (a)	150	13,706
Academy Sports & Outdoors, Inc.	150	8,467
Accel Entertainment, Inc. (a)	1,970	21,493
Adient PLC (a)	3,383	68,370
Advance Auto Parts, Inc.	640	33,760
American Eagle Outfitters, Inc.	3,817	63,744
Arhaus, Inc.	2,380	16,136
Asbury Automotive Group, Inc. (a)	60	11,725
AutoNation, Inc. (a)	140	27,336
Bath & Body Works, Inc.	530	9,895
Boyd Gaming Corp.	180	14,792
Brightstar Lottery PLC	2,130	27,136
Brunswick Corp.	330	24,011
Callaway Golf Co. (a)	1,570	21,792
Capri Holdings Ltd. (a)	610	10,748
Carter's, Inc.	170	6,079
Century Communities, Inc.	950	54,511
Churchill Downs, Inc.	240	21,559
Columbia Sportswear Co.	270	14,799
Crocs, Inc. (a)	290	24,076
Dana, Inc.	1,400	47,110
Designer Brands, Inc. - Class A (b)	1,590	9,047
El Pollo Loco Holdings, Inc. (a)	1,440	19,958
Flexsteel Industries, Inc.	1,120	50,333
Fox Factory Holding Corp. (a)	750	12,345
Garrett Motion, Inc.	4,090	74,315
Gentex Corp.	1,040	22,724
Gentherm, Inc. (a)	820	22,780
GigaCloud Technology, Inc. - Class A (a)	1,110	50,372
G-III Apparel Group Ltd.	560	15,512
Gold.com, Inc.	1,990	79,759
Goodyear Tire & Rubber Co. (a)	2,040	13,525
Green Brick Partners, Inc. (a)	529	34,094
Group 1 Automotive, Inc.	60	19,838
H&R Block, Inc.	700	22,218
Harley-Davidson, Inc.	1,010	20,422
Haverty Furniture Cos., Inc.	770	16,309
Helen of Troy Ltd. (a)	860	12,401
Hilton Grand Vacations, Inc. (a)	620	24,254
Holley, Inc. (a)	4,400	13,508
JAKKS Pacific, Inc.	710	14,143
Johnson Outdoors, Inc. - Class A	533	24,790
KB Home	140	7,245
Kohl's Corp.	4,330	55,857
Kontoor Brands, Inc.	1,010	70,993
Latham Group, Inc. (a)	1,790	9,612
Laureate Education, Inc. (a)	210	7,316
La-Z-Boy, Inc.	1,540	49,496
LCI Industries	580	71,328
Lear Corp.	240	29,059
Legacy Housing Corp. (a)	290	5,925
Leggett & Platt, Inc.	1,540	15,215
M/I Homes, Inc. (a)	204	24,980
Macy's, Inc.	640	11,578
Marriott Vacations Worldwide Corp.	480	31,258
Mattel, Inc. (a)	730	10,607
McGraw Hill, Inc. (a)	680	9,316
Monarch Casino & Resort, Inc.	80	7,648
Nathan's Famous, Inc.	140	14,102
OneWater Marine, Inc. - Class A (a)	1,590	15,025
Oxford Industries, Inc.	370	14,249
Peloton Interactive, Inc. - Class A (a)	6,280	26,941
Perdoceo Education Corp.	865	32,187
Petco Health & Wellness Co., Inc. (a)	4,370	12,149
PetMed Express, Inc. (a)	540	1,231
Phinia, Inc.	690	47,224
Polaris, Inc.	520	28,340
Portillo's, Inc. - Class A (a)	1,280	6,771
PVH Corp.	100	6,976
RealReal, Inc. (a)	490	4,449
Red Rock Resorts, Inc. - Class A	5,063	270,162
Rocky Brands, Inc.	953	36,900
Sally Beauty Holdings, Inc. (a)	2,560	35,456
Signet Jewelers Ltd.	240	20,314
Smith & Wesson Brands, Inc.	448	6,420
Sonic Automotive, Inc. - Class A	490	33,599
Sonos, Inc. (a)	590	7,906
Steven Madden Ltd.	610	20,691
Stitch Fix, Inc. - Class A (a)	2,050	6,786
Strategic Education, Inc.	420	34,843
Taylor Morrison Home Corp. (a)	287	16,715
Thor Industries, Inc.	280	22,369
Travel + Leisure Co.	380	26,292
Tri Pointe Homes, Inc. (a)	305	14,253
United Parks & Resorts, Inc. (a)	510	16,657
Upbound Group, Inc.	2,320	41,876
Urban Outfitters, Inc. (a)	800	50,680
Vail Resorts, Inc. (b)	210	26,947
Visteon Corp.	270	24,600
Wendy's Co. (b)	3,540	24,603
Winnebago Industries, Inc.	1,420	44,006
YETI Holdings, Inc. (a)	450	16,466
Zumiez, Inc. (a)	1,640	36,342
		2,575,852

Consumer Staples - 3.4%
B&G Foods, Inc.	2,290	11,015
BellRing Brands, Inc. (a)	1,580	25,422
Calavo Growers, Inc.	820	21,148
Central Garden & Pet Co. (a)	280	10,296
Edgewell Personal Care Co.	740	15,792
Energizer Holdings, Inc.	565	9,277
Flowers Foods, Inc.	2,220	18,093
Grocery Outlet Holding Corp. (a)	2,130	15,016
Herbalife Ltd. (a)	2,110	31,059
Interparfums, Inc.	280	25,435
John B Sanfilippo & Son, Inc.	320	25,386
Lamb Weston Holdings, Inc.	590	24,933
Mama's Creations, Inc. (a)	6,234	95,630
Oil-Dri Corp. of America	2,796	181,992
Reynolds Consumer Products, Inc.	1,100	23,298
Simply Good Foods Co. (a)	1,660	23,821
United Natural Foods, Inc. (a)	1,350	60,831
Utz Brands, Inc.	17,258	136,683
Village Super Market, Inc. - Class A	294	12,416
		767,543

Energy - 9.7%
Ardmore Shipping Corp.	730	11,132
Baytex Energy Corp.	6,223	27,817
Cactus, Inc. - Class A	350	16,580
California Resources Corp.	559	38,694
Centrus Energy Corp. - Class A (a)	168	29,163
Clean Energy Fuels Corp. (a)	2,760	6,845
CNX Resources Corp. (a)	2,530	97,532
Core Laboratories, Inc.	1,420	23,842
Core Natural Resources, Inc.	100	10,473
Crescent Energy Co. - Class A	2,868	38,718
CVR Energy, Inc. (a)	790	26,584
Delek US Holdings, Inc.	640	28,845
DHT Holdings, Inc.	940	17,174
Dorian LPG Ltd.	750	25,650
Encore Energy Corp. (a)	4,310	7,758
Energy Fuels, Inc./Canada (a)(b)	1,080	19,710
Excelerate Energy, Inc. - Class A	760	25,399
Expro Group Holdings NV (a)	2,800	48,748
Gevo, Inc. (a)	3,730	10,183
Green Plains, Inc. (a)	470	7,731
Helix Energy Solutions Group, Inc. (a)	2,070	20,472
Innovex International, Inc. (a)	2,070	50,487
Kinetik Holdings, Inc.	520	25,173
Kosmos Energy Ltd. (a)	13,560	37,697
Liberty Energy, Inc.	730	21,024
Magnolia Oil & Gas Corp. - Class A	9,296	293,475
Mammoth Energy Services, Inc. (a)	8,740	21,413
Murphy Oil Corp.	1,420	58,575
National Energy Services Reunited Corp. (a)	2,060	44,228
NextDecade Corp. (a)	4,390	33,627
Noble Corp. PLC	330	16,193
Northern Oil & Gas, Inc.	840	24,553
NOV, Inc.	1,680	31,601
Oceaneering International, Inc. (a)	462	16,387
Oil States International, Inc. (a)	4,830	56,221
Par Pacific Holdings, Inc. (a)	1,190	74,542
Patterson-UTI Energy, Inc.	744	8,058
PBF Energy, Inc. - Class A	1,560	74,287
Peabody Energy Corp.	820	27,019
ProFrac Holding Corp. - Class A (a)	2,630	16,306
ProPetro Holding Corp. (a)	1,320	19,021
Ranger Energy Services, Inc. - Class A	2,520	43,193
REX American Resources Corp. (a)	650	29,621
Riley Exploration Permian, Inc.	2,153	78,477
RPC, Inc.	2,830	20,036
Scorpio Tankers, Inc.	490	36,583
Select Water Solutions, Inc.	1,180	18,054
SM Energy Co.	990	30,868
Talos Energy, Inc. (a)	1,700	26,792
Teekay Corp. Ltd.	2,670	32,601
Teekay Tankers Ltd.	210	15,397
Tidewater, Inc. (a)	840	70,182
Transocean Ltd. (a)	17,140	113,638
VAALCO Energy, Inc.	4,420	28,023
Valaris Ltd. (a)	547	53,628
Weatherford International PLC	200	18,916
World Kinect Corp.	3,620	83,513
		2,188,459

Financials - 27.1% (c)
1st Source Corp.	1,450	100,354
Alerus Financial Corp.	2,147	50,905
Amerant Bancorp, Inc.	1,790	39,452
American Coastal Insurance Corp.	568	6,390
American Integrity Insurance Group, Inc.	360	6,941
Arrow Financial Corp.	410	13,764
Artisan Partners Asset Management, Inc. - Class A	980	35,662
Associated Banc-Corp.	4,480	115,853
Assured Guaranty Ltd.	175	14,259
Banc of California, Inc.	4,232	74,399
BancFirst Corp.	431	46,764
Banco Latinoamericano de Comercio Exterior SA	1,275	65,127
Bank of Hawaii Corp.	680	50,490
Bank of Marin Bancorp	4,234	108,517
Bank of NT Butterfield & Son Ltd.	1,028	53,949
Bank OZK	6,021	276,304
Bank7 Corp.	1,990	79,361
BankUnited, Inc.	2,160	97,546
BayCom Corp.	240	7,134
BCB Bancorp, Inc.	2,110	18,948
Beacon Financial Corp.	1,911	57,330
BGC Group, Inc. - Class A	4,292	41,976
BOK Financial Corp.	253	32,399
Bread Financial Holdings, Inc.	898	67,251
Bridgewater Bancshares, Inc. (a)	550	9,735
Burford Capital Ltd.	3,790	17,131
Burke & Herbert Financial Services Corp.	250	15,572
California BanCorp	2,920	51,742
Camden National Corp.	360	17,082
Capital Bancorp, Inc.	260	7,732
Capitol Federal Financial, Inc.	3,910	27,878
Carter Bankshares, Inc. (a)	370	8,628
Cass Information Systems, Inc.	160	7,043
Cathay General Bancorp	560	27,922
Central Pacific Financial Corp.	390	12,464
ChoiceOne Financial Services, Inc.	500	14,060
City Holding Co.	117	13,984
Civista Bancshares, Inc.	590	13,446
CNB Financial Corp.	720	20,851
CNO Financial Group, Inc.	680	27,921
Colony Bankcorp, Inc.	780	15,577
Community Financial System, Inc.	624	36,598
Community Trust Bancorp, Inc.	475	28,842
Community West Bancshares	580	13,514
ConnectOne Bancorp, Inc.	996	26,663
CVB Financial Corp.	690	13,379
Dime Community Bancshares, Inc.	1,090	36,864
Eagle Bancorp, Inc.	1,080	26,860
Employers Holdings, Inc.	305	12,548
Enact Holdings, Inc.	990	40,402
Enova International, Inc. (a)	76	10,323
Enterprise Financial Services Corp.	470	25,432
Esquire Financial Holdings, Inc.	407	43,752
Essent Group Ltd.	435	25,421
Euronet Worldwide, Inc. (a)	400	26,548
F&G Annuities & Life, Inc.	690	17,471
Farmers National Banc Corp.	1,057	13,910
FB Financial Corp.	1,149	59,679
Federated Hermes, Inc.	535	30,340
Fidelis Insurance Holdings Ltd.	1,150	21,977
Financial Institutions, Inc.	430	13,635
Finward Bancorp	90	3,267
First BanCorp/Puerto Rico	2,770	59,167
First Busey Corp.	1,161	29,338
First Commonwealth Financial Corp.	3,110	54,674
First Financial Bancorp	1,196	33,344
First Financial Corp.	818	51,698
First Foundation, Inc. (a)	3,890	22,951
First Hawaiian, Inc.	1,170	28,829
First Internet Bancorp	360	7,337
First Merchants Corp.	725	28,079
First Mid Bancshares, Inc.	370	15,240
First Western Financial, Inc. (a)	2,187	53,756
Firstsun Capital Bancorp (a)	390	14,219
Five Star Bancorp	350	13,202
Flagstar Bank NA	2,270	29,896
Flushing Financial Corp.	1,700	26,112
Fulton Financial Corp.	3,750	76,275
Genworth Financial, Inc. - Class A (a)	5,681	46,130
Glacier Bancorp, Inc.	2,330	104,081
Great Southern Bancorp, Inc.	330	20,833
Hamilton Insurance Group Ltd. - Class B	190	5,668
Hamilton Lane, Inc. - Class A	240	23,856
Hancock Whitney Corp.	1,655	105,241
Hanmi Financial Corp.	1,660	43,758
Hanover Insurance Group, Inc.	120	20,802
HBT Financial, Inc.	1,280	34,202
Heritage Commerce Corp.	1,700	21,216
Heritage Financial Corp.	600	15,600
Heritage Insurance Holdings, Inc. (a)	220	5,775
Hilltop Holdings, Inc.	840	30,089
Hingham Institution for Savings (b)	80	22,867
Home Bancorp, Inc.	260	15,751
Home BancShares, Inc.	4,431	119,327
Hope Bancorp, Inc.	2,620	29,265
Horace Mann Educators Corp.	500	21,340
Independent Bank Corp.	390	12,987
Independent Bank Corp.	1,479	111,236
International Bancshares Corp.	769	51,746
International General Insurance Holdings Ltd.	9,992	242,056
International Money Express, Inc. (a)	920	14,536
Jackson Financial, Inc. - Class A	590	62,375
Kearny Financial Corp.	2,620	19,781
Kemper Corp.	880	26,893
LendingClub Corp. (a)	1,686	24,144
LendingTree, Inc. (a)	490	21,011
Lincoln National Corp.	520	18,460
Live Oak Bancshares, Inc.	4,434	146,632
loanDepot, Inc. - Class A (a)	7,100	10,082
Marex Group PLC	940	41,905
Mercantile Bank Corp.	450	22,725
Merchants Bancorp	670	28,750
MGIC Investment Corp.	270	7,087
Mid Penn Bancorp, Inc.	240	7,718
Midland States Bancorp, Inc.	2,270	50,644
Moelis & Co. - Class A	240	13,680
MVB Financial Corp.	1,573	39,058
Navient Corp.	3,010	24,622
NB Bancorp, Inc.	960	20,227
Nelnet, Inc. - Class A	380	49,005
Nicolet Bankshares, Inc.	310	46,072
NMI Holdings, Inc. - Class A (a)	1,025	38,448
Northeast Bank	181	20,339
Northeast Community Bancorp, Inc.	140	3,332
Northfield Bancorp, Inc.	520	7,041
Northpointe Bancshares, Inc.	1,570	27,098
OceanFirst Financial Corp.	1,410	25,436
Origin Bancorp, Inc.	160	6,634
Orrstown Financial Services, Inc.	425	15,334
Pagseguro Digital Ltd. - Class A	4,550	45,591
Pathward Financial, Inc.	138	12,314
Peapack-Gladstone Financial Corp.	490	17,253
Peoples Bancorp, Inc.	630	20,708
Peoples Financial Services Corp.	60	3,200
PRA Group, Inc. (a)	370	6,475
Preferred Bank	695	63,030
Primis Financial Corp.	1,140	15,139
PROG Holdings, Inc.	2,120	60,823
Provident Financial Services, Inc.	1,415	29,941
Radian Group, Inc.	820	27,126
RBB Bancorp	1,532	32,739
S&T Bancorp, Inc.	1,045	43,712
ServisFirst Bancshares, Inc.	491	35,760
Shore Bancshares, Inc.	602	11,245
Sierra Bancorp	260	8,819
Silvercrest Asset Management Group, Inc. - Class A	3,009	40,441
Simmons First National Corp. - Class A	1,010	19,645
SLM Corp.	1,030	22,052
Southern First Bancshares, Inc. (a)	240	13,080
Southern Missouri Bancorp, Inc.	330	21,100
Southside Bancshares, Inc.	840	26,116
SouthState Bank Corp.	440	40,709
Stewart Information Services Corp.	290	17,858
StoneCo Ltd. - Class A (a)	320	4,518
StoneX Group, Inc. (a)	248	19,961
Towne Bank	200	6,734
TriCo Bancshares	230	10,934
Triumph Financial, Inc. (a)	5,035	300,388
TrustCo Bank Corp. NY	620	27,144
UMB Financial Corp.	229	25,829
United Bankshares, Inc.	648	26,840
United Community Banks, Inc.	200	6,298
Universal Insurance Holdings, Inc.	270	9,223
Univest Financial Corp.	680	23,297
Valley National Bancorp	1,600	19,648
Virtu Financial, Inc. - Class A	370	16,273
Virtus Investment Partners, Inc.	210	28,213
Voya Financial, Inc.	300	20,496
WaFd, Inc.	863	27,098
Walker & Dunlop, Inc.	230	10,207
Washington Trust Bancorp, Inc.	600	20,076
Webull Corp. (a)	4,170	20,016
Westamerica BanCorp	646	33,689
WEX, Inc. (a)	180	27,547
White Mountains Insurance Group Ltd.	14	30,757
		6,134,342

Health Care - 9.6%
4D Molecular Therapeutics, Inc. (a)	1,670	15,548
Acadia Healthcare Co., Inc. (a)	870	20,349
Agios Pharmaceuticals, Inc. (a)	630	21,313
Akebia Therapeutics, Inc. (a)	14,010	19,474
Alkermes PLC (a)	750	26,520
AMN Healthcare Services, Inc. (a)	380	6,969
ANI Pharmaceuticals, Inc. (a)	150	11,535
Ardent Health, Inc. (a)	1,040	8,902
Arvinas, Inc. (a)	600	6,360
Astrana Health, Inc. (a)	13,684	335,532
Aura Biosciences, Inc. (a)	820	5,486
Aurinia Pharmaceuticals, Inc. (a)	2,620	38,828
Avanos Medical, Inc. (a)	10,124	141,837
Aveanna Healthcare Holdings, Inc. (a)	2,243	14,445
Azenta, Inc. (a)	230	4,860
BioCryst Pharmaceuticals, Inc. (a)	1,830	17,422
Biote Corp. (a)	2,557	3,452
Catalyst Pharmaceuticals, Inc. (a)	409	10,127
Concentra Group Holdings Parent, Inc.	997	21,386
CONMED Corp.	670	23,691
CRISPR Therapeutics AG (a)(b)	300	14,271
Cytokinetics, Inc. (a)	550	36,250
Denali Therapeutics, Inc. (a)	300	5,760
Dyne Therapeutics, Inc. (a)	290	5,258
Editas Medicine, Inc. (a)	3,582	8,848
Embecta Corp.	390	3,448
Emergent BioSolutions, Inc. (a)	560	4,648
Enovis Corp. (a)	200	4,550
Fortrea Holdings, Inc. (a)	2,360	22,231
GRAIL, Inc. (a)	110	5,685
Heron Therapeutics, Inc. (a)(b)	4,030	3,224
Indivior Pharmaceuticals, Inc. (a)	1,480	45,110
Inhibrx Biosciences, Inc. (a)	60	4,034
Inmode Ltd. (a)	1,810	24,761
Innoviva, Inc. (a)	1,222	28,473
Iovance Biotherapeutics, Inc. (a)	2,740	9,617
Ironwood Pharmaceuticals, Inc. (a)	3,541	12,429
Keros Therapeutics, Inc. (a)	1,120	12,365
Kura Oncology, Inc. (a)	420	3,415
Lantheus Holdings, Inc. (a)	410	31,098
Lexeo Therapeutics, Inc. (a)	2,420	13,891
Ligand Pharmaceuticals, Inc. (a)	180	35,937
LivaNova PLC (a)	430	27,331
Mesa Laboratories, Inc.	3,066	271,096
Molina Healthcare, Inc. (a)	210	27,993
Myriad Genetics, Inc. (a)	1,440	6,480
National Research Corp.	740	12,565
Neurogene, Inc. (a)	790	15,926
Nkarta, Inc. (a)	2,560	5,402
Nuvation Bio, Inc. (a)	1,360	5,834
Olema Pharmaceuticals, Inc. (a)	300	4,473
Organon & Co.	2,940	17,611
ORIC Pharmaceuticals, Inc. (a)	410	5,195
PACS Group, Inc. (a)	180	5,782
Phibro Animal Health Corp. - Class A	700	38,717
Praxis Precision Medicines, Inc. (a)	140	45,107
Prestige Consumer Healthcare, Inc. (a)	290	17,188
Prothena Corp. PLC (a)	2,740	26,633
PTC Therapeutics, Inc. (a)	660	44,966
REGENXBIO, Inc. (a)	580	4,860
Replimune Group, Inc. (a)	600	4,590
Rigel Pharmaceuticals, Inc. (a)	134	3,623
Sarepta Therapeutics, Inc. (a)	1,200	26,112
SIGA Technologies, Inc.	1,610	8,613
Solid Biosciences, Inc. (a)	2,830	20,376
Spyre Therapeutics, Inc. (a)	450	22,698
Syndax Pharmaceuticals, Inc. (a)	1,300	30,368
Tactile Systems Technology, Inc. (a)	480	12,542
Tango Therapeutics, Inc. (a)	610	12,761
Theravance Biopharma, Inc. (a)	1,680	27,266
Travere Therapeutics, Inc. (a)	170	5,051
UFP Technologies, Inc. (a)	958	185,469
Utah Medical Products, Inc.	160	9,918
Vanda Pharmaceuticals, Inc. (a)	960	6,634
Vaxcyte, Inc. (a)	910	52,880
Veracyte, Inc. (a)	996	32,081
Vir Biotechnology, Inc. (a)	1,070	9,587
Xencor, Inc. (a)	1,540	18,572
XOMA Royalty Corp. (a)	190	5,960
		2,167,599

Industrials - 14.4%
AAR Corp. (a)	410	44,879
ABM Industries, Inc.	420	16,178
Aebi Schmidt Holding AG	470	4,564
AerSale Corp. (a)	2,410	14,990
Albany International Corp. - Class A	370	19,318
Allegiant Travel Co. (a)	1,460	118,318
Allient, Inc.	583	34,449
Amentum Holdings, Inc. (a)	600	15,648
American Woodmark Corp. (a)	320	12,746
Apogee Enterprises, Inc.	350	11,739
Asure Software, Inc. (a)	3,127	26,892
Atkore, Inc.	350	20,618
Atmus Filtration Technologies, Inc.	330	18,734
AZZ, Inc.	675	84,463
Blue Bird Corp. (a)	360	20,444
Brink's Co.	260	26,944
Carpenter Technology Corp.	77	30,350
CBIZ, Inc. (a)	760	20,406
Cimpress PLC (a)	757	55,261
Columbus McKinnon Corp.	1,520	22,086
Concrete Pumping Holdings, Inc. (a)	7,843	55,999
Costamare, Inc.	2,573	43,484
Custom Truck One Source, Inc. (a)	960	6,307
DNOW, Inc. (a)	890	10,600
Douglas Dynamics, Inc.	450	18,940
Ducommun, Inc. (a)	2,233	272,426
Energy Recovery, Inc. (a)	2,000	20,140
Ennis, Inc.	400	8,568
Esab Corp.	1,132	109,419
ESCO Technologies, Inc.	169	47,552
Fluor Corp. (a)	690	32,188
Forrester Research, Inc. (a)	780	4,415
Fortune Brands Innovations, Inc.	1,925	75,017
FTAI Infrastructure, Inc.	25,354	125,249
Genpact Ltd.	760	28,310
Global Industrial Co.	499	15,728
Graham Corp. (a)	2,071	163,443
Greenbrier Cos., Inc.	440	23,166
Healthcare Services Group, Inc. (a)	1,810	33,576
Helios Technologies, Inc.	649	41,997
Herc Holdings, Inc.	110	10,951
Hurco Cos., Inc. (a)	1,652	24,301
Insperity, Inc.	570	15,413
Interface, Inc.	980	24,422
Janus International Group, Inc. (a)	2,710	13,956
JBT Marel Corp.	370	47,312
JELD-WEN Holding, Inc. (a)	2,340	2,902
Kforce, Inc.	760	22,222
Korn Ferry	200	12,590
L B Foster Co. - Class A (a)	250	6,975
Landstar System, Inc.	200	32,062
Lindsay Corp.	160	19,051
LSI Industries, Inc.	2,430	45,198
ManpowerGroup, Inc.	510	15,025
Matson, Inc.	595	97,544
Maximus, Inc.	240	15,384
McGrath RentCorp	60	6,617
Miller Industries, Inc.	908	41,359
MillerKnoll, Inc.	810	11,713
Montrose Environmental Group, Inc. (a)	730	15,980
MSC Industrial Direct Co., Inc. - Class A	310	28,604
Mueller Industries, Inc.	346	38,337
Nextpower, Inc. - Class A (a)	480	57,864
Pangaea Logistics Solutions Ltd.	3,800	26,904
Paycom Software, Inc.	230	27,954
Perma-Fix Environmental Services, Inc. (a)	4,904	52,424
Pitney Bowes, Inc.	570	6,298
Plug Power, Inc. (a)(b)	3,240	7,322
Primoris Services Corp.	40	5,722
Proficient Auto Logistics, Inc. (a)	14,257	96,662
Resideo Technologies, Inc. (a)	480	16,181
Resources Connection, Inc.	1,770	6,602
Robert Half, Inc.	1,150	29,210
Rush Enterprises, Inc. - Class A	407	26,907
Safe Bulkers, Inc.	5,280	33,422
Schneider National, Inc. - Class B	580	15,289
Science Applications International Corp.	210	19,933
Sensata Technologies Holding PLC	840	29,585
SkyWest, Inc. (a)	390	35,814
Sunrun, Inc. (a)	1,600	21,696
Tennant Co.	250	16,600
Thermon Group Holdings, Inc. (a)	1,691	85,226
Timken Co.	270	27,154
Titan Machinery, Inc. (a)	930	15,550
Transcat, Inc. (a)	661	48,550
Trinity Industries, Inc.	1,795	57,763
TrueBlue, Inc. (a)	3,020	11,808
Tutor Perini Corp.	893	68,931
UFP Industries, Inc.	260	23,951
UniFirst Corp.	80	20,127
V2X, Inc. (a)	380	26,030
Willdan Group, Inc. (a)	50	3,828
Zurn Elkay Water Solutions Corp.	930	41,701
		3,266,477

Information Technology - 5.5%
ACI Worldwide, Inc. (a)	480	19,685
Ambiq Micro, Inc. (a)	820	20,836
Amdocs Ltd.	420	27,409
Applied Digital Corp. (a)	405	9,615
Applied Optoelectronics, Inc. (a)	70	5,921
Arrow Electronics, Inc. (a)	170	24,380
ASGN, Inc. (a)	590	22,839
Aviat Networks, Inc. (a)	290	6,557
Avnet, Inc.	440	27,113
Axcelis Technologies, Inc. (a)	80	7,446
Bel Fuse, Inc. - Class B	30	5,939
Benchmark Electronics, Inc.	270	15,136
BigBear.ai Holdings, Inc. (a)(b)	1,350	4,752
Bit Digital, Inc. (a)	2,420	3,170
Cipher Digital, Inc. (a)	1,490	19,176
Cleanspark, Inc. (a)	1,850	15,744
Corsair Gaming, Inc. (a)	3,470	19,258
Crane NXT Co.	540	21,919
Digi International, Inc. (a)	120	5,784
Diodes, Inc. (a)	550	37,543
Dolby Laboratories, Inc. - Class A	340	20,420
ePlus, Inc.	425	31,981
Fastly, Inc. - Class A (a)	1,585	46,060
FormFactor, Inc. (a)	90	8,729
Ichor Holdings Ltd. (a)	160	7,458
Ingram Micro Holding Corp.	1,000	23,310
Insight Enterprises, Inc. (a)	260	17,423
Itron, Inc. (a)	280	25,096
Kimball Electronics, Inc. (a)	2,100	49,749
Knowles Corp. (a)	4,093	105,108
Kulicke & Soffa Industries, Inc.	1,060	69,663
MARA Holdings, Inc. (a)(b)	2,310	18,850
Methode Electronics, Inc.	1,620	8,942
N-able, Inc. (a)	2,760	12,889
Navitas Semiconductor Corp. (a)	1,840	16,137
OSI Systems, Inc. (a)	63	16,727
Ouster, Inc. (a)	300	5,511
Pagaya Technologies Ltd. - Class A (a)	410	4,777
PC Connection, Inc.	130	7,600
Photronics, Inc. (a)	1,950	78,800
Richardson Electronics Ltd./United States	656	7,183
Sanmina Corp. (a)	590	76,488
ScanSource, Inc. (a)	510	18,513
Synaptics, Inc. (a)	550	38,522
TTM Technologies, Inc. (a)	540	52,607
Viasat, Inc. (a)	1,140	52,212
Viavi Solutions, Inc. (a)	440	14,643
Vishay Intertechnology, Inc.	1,300	23,400
Vontier Corp.	700	24,829
Workiva, Inc. (a)	490	29,219
Xerox Holdings Corp.	6,160	7,946
		1,241,014

Materials - 6.3%
Ardagh Metal Packaging SA	1,720	6,966
Ashland, Inc.	1,240	68,956
Avient Corp.	120	4,356
Axalta Coating Systems Ltd. (a)	820	22,714
Cabot Corp.	95	7,155
Caledonia Mining Corp. PLC	2,717	61,377
Coeur Mining, Inc. (a)	3,090	57,999
Commercial Metals Co.	680	41,772
Constellium SE (a)	1,960	48,177
Core Molding Technologies, Inc. (a)	2,552	57,165
Ecovyst, Inc. (a)	2,455	31,571
Ferroglobe PLC	1,980	8,158
Graphic Packaging Holding Co.	760	7,554
HB Fuller Co.	480	29,606
Hecla Mining Co.	3,945	73,495
Huntsman Corp.	2,310	30,746
Innospec, Inc.	270	19,715
Intrepid Potash, Inc. (a)	520	22,240
Kaiser Aluminum Corp.	630	75,921
Materion Corp.	50	7,233
Myers Industries, Inc.	980	20,757
Novagold Resources, Inc. (a)	2,080	18,679
Olin Corp.	1,170	34,784
Ryerson Holding Corp.	1,590	35,743
Sonoco Products Co.	310	16,768
SSR Mining, Inc. (a)	3,086	90,729
Sylvamo Corp.	310	13,094
Taseko Mines Ltd. (a)	15,169	97,840
Titan America SA	7,690	115,196
Tredegar Corp. (a)	4,630	36,809
TriMas Corp.	630	22,642
United States Lime & Minerals, Inc.	1,722	224,911
Warrior Met Coal, Inc.	280	26,082
		1,436,910

Real Estate - 0.2%
Compass, Inc. - Class A (a)	760	5,555
Cushman & Wakefield Ltd. (a)	3,480	42,665
		48,220

Utilities - 3.3%
Artesian Resources Corp. - Class A	220	7,007
Avista Corp.	2,080	83,491
Black Hills Corp.	680	47,199
Brookfield Infrastructure Corp. - Class A	940	37,149
California Water Service Group	300	13,602
Genie Energy Ltd. - Class B	2,242	31,702
H2O America	390	22,881
New Jersey Resources Corp.	690	37,895
Northwest Natural Holding Co.	600	31,932
Northwestern Energy Group, Inc.	210	13,847
Oklo, Inc. (a)	160	7,934
ONE Gas, Inc.	1,130	97,327
Otter Tail Corp.	1,246	109,361
Portland General Electric Co.	610	32,190
Southwest Gas Holdings, Inc.	210	18,249
Spire, Inc.	340	30,784
UGI Corp.	3,386	123,318
Unitil Corp.	290	15,150
		761,018
TOTAL COMMON STOCKS (Cost $17,186,861)		20,747,201

REAL ESTATE INVESTMENT TRUSTS - 7.1%	Shares	Value
Financials - 0.5% (c)
Apollo Commercial Real Estate Finance, Inc.	1,460	15,418
Ares Commercial Real Estate Corp.	2,920	14,016
BrightSpire Capital, Inc.	2,440	13,664
Claros Mortgage Trust, Inc. (a)	13,480	32,082
Granite Point Mortgage Trust, Inc.	2,490	3,611
Orchid Island Capital, Inc. (b)	1,740	12,232
Seven Hills Realty Trust	400	3,288
TPG Mortgage Investment Trust, Inc.	497	3,633
		97,944

Industrials - 0.3%
CoreCivic, Inc. (a)	3,750	70,912

Real Estate - 6.3%
Alexandria Real Estate Equities, Inc.	1,140	52,919
Alpine Income Property Trust, Inc.	410	7,380
American Assets Trust, Inc.	1,020	18,778
CareTrust REIT, Inc.	250	9,163
Centerspace	2,478	142,361
Chiron Real Estate, Inc.	392	12,967
CTO Realty Growth, Inc.	2,520	46,595
CubeSmart	3,513	128,751
Curbline Properties Corp.	4,231	109,117
DiamondRock Hospitality Co.	1,850	17,335
Douglas Emmett, Inc.	1,900	17,898
Empire State Realty Trust, Inc. - Class A	1,810	9,412
Essential Properties Realty Trust, Inc.	145	4,402
Hudson Pacific Properties, Inc. (a)	834	4,929
National Health Investors, Inc.	523	42,290
NETSTREIT Corp.	4,050	76,262
Park Hotels & Resorts, Inc. (b)	2,460	25,904
Pebblebrook Hotel Trust	1,690	21,345
Phillips Edison & Co., Inc.	300	11,226
Postal Realty Trust, Inc. - Class A	6,180	114,701
Ryman Hospitality Properties, Inc.	3,216	296,740
Sabra Health Care REIT, Inc.	4,918	94,573
Safehold, Inc.	1,419	19,199
STAG Industrial, Inc.	782	28,199
Strawberry Fields REIT, Inc.	7,530	89,607
Vornado Realty Trust	980	25,470
		1,427,523
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,660,059)		1,596,379

RIGHTS - 0.0% (d)	Shares	Value
Health Care - 0.0% (d)
Eli Lilly & Co., Expires 07/29/2026, Exercise Price $3.00 (a)(e)	1,400	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 98.7% (Cost $18,846,920)		22,343,580
Money Market Deposit Account - 2.0% (f)(g)		446,075
Liabilities in Excess of Other Assets - (0.7)%		(144,120)
TOTAL NET ASSETS - 100.0%		$22,645,535

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $148,050.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2026 is $147,468 which represented 0.7% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Small Company Value Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$20,747,201	$–	$–		$20,747,201
Real Estate Investment Trusts	1,596,379	–	–		1,596,379
Rights	–	–	0	(a)	0	(a)
Total Investments	$22,343,580	$–	$0		$22,343,580

Refer to the Schedule of Investments for further disaggregation of investment categories. (a) Amount is less than $0.50.